Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current liabilities
Accrued compensation	$ 4,820	$ 3,210	$ 2,473
Accrued bonuses	894	2,647	1,082
Accrued professional and service fees	4,785	1,626	2,228
Accrued Access Physicians – “Holdback cash consideration” – Note 4	1,000
Accrued other expenses	1,151	810	295
Total, current liabilities	12,650	8,293	6,078
Non-current liabilities
Other long-term liabilities – Deferred Social Security withholding taxes	560	560
Other long-term liabilities – Accrued other expenses	15
Total, Non-current liabilities	$ 575	$ 560